Supplemental cash flow disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Disclosure [Abstract]
Disclosure of changes in working capital	Changes in working capital

	2022	2021
Increase in amounts receivable	$(13,646)	$(6,520)
Increase in inventory	(76,404)	(21,399)
Increase in prepaid expenses	(134)	(1,402)
Increase in trade creditors and accruals	30,955	15,058
(Decrease) increase in other taxes payable	(4,803)	1,492
Changes in working capital	$(64,032)	$(12,771)

Disclosure of reconciliation of liabilities arising from financing activities	Changes in liabilities arising from financing activities

	As at December 31, 2021	Changes from financing cash flows	Lease obligation additions	Impact of foreign exchange	Other	As at December 31, 2022
Lease obligations(1)	$20,197	$(6,755)	$837	$(983)	$679	$13,975
Total liabilities from financing activities	$20,197	$(6,755)	$837	$(983)	$679	$13,975
(1)Current portion of lease obligations included in other current liabilities (note 10). Non-current portion of lease obligations included in other liabilities (note 12).

	As at December 31, 2020	Changes from financing cash flows	Lease obligation additions	Impact of foreign exchange	Amount derecognized due to loss of control of the Kumtor Mine	As at December 31, 2021
Lease obligations	$18,915	$(6,476)	$9,867	$455	$(2,564)	$20,197
Total liabilities from financing activities	$18,915	$(6,476)	$9,867	$455	$(2,564)	$20,197